Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net loss	$ (20,115)	¥ (146,827)	¥ (412,374)	¥ (975,899)
Adjustments to reconcile net loss to net cash used in operating activities
Allowance for doubtful accounts	(531)	(3,875)	16,456	25,589
Share-based compensation	1,960	14,304	22,238	107,462
Depreciation on Property and equipment and amortization of intangiable assets	1,046	7,634	8,775	13,893
Amortization of right - of- use of assets and interest on lease liabilities	1,160	8,468	4,516	8,823
Deferred tax expense (benefit)	(54)	(390)	(429)	(8,806)
Share of losses of equity method investments		(3)	1,470	1,969
Gain from disposal of long-term investments				(5,138)
Impairment loss of long-term investments			8,011	7,400
Losses (gains) from disposal of property and equipment	9	63	66	62
Investment income	(1,625)	(11,859)	(563)	(340)
Impairment loss of intangible assets				28,011
Impairment loss of goodwill				107,407
Losses (gains) from disposal of subsidiaries, net	(55)	(403)		2,739
Provision for U.S Class Action				83,575
Unrealized foreign exchange (gains) losses	509	3,717	(5,699)	9,666
Changes in operating assets and liabilities, net of effect of disposal of subsidiaries:
Accounts receivable - third parties, net	5,284	38,573	(28,125)	1,234
Accounts receivable - related parties, net	5	34	(724)	216
Contract assets	(1,783)	(13,015)	26,675	(31,422)
Amounts due from related parties	104	760	(3,245)	(105)
Prepayments and other current assets	236	1,726	(1,326)	27,591
Operating lease right-of-use assets	(723)	(5,276)	(2,166)	(25,165)
Other non-current assets	(15)	(111)	1,052	(1,452)
Accounts payable	1,063	7,756	(34,395)	(24,589)
Contract liabilities	(7,825)	(57,116)	3,427	61,863
Amounts due to related parties	(7)	(51)	(575)	(14)
Operating lease liabilities	(259)	(1,890)	(4,146)	16,610
Other non-current liabilities			3,063	(2,424)
Accrued expenses and other current liabilities	(3,077)	(22,459)	(118,184)	3,974
Net cash used in operating activities	(24,693)	(180,240)	(516,202)	(567,270)
Investing activities:
Cash paid for business combination			(8,915)	(116,396)
Cash paid for purchase of property and equipment	(396)	(2,892)	(807)	(5,825)
Cash paid for purchase of intangible assets	(45)	(328)	(952)	(980)
Cash paid for purchase of other equity investments			(5,000)
Cash received from sale of short-term investments	49,022	357,825	24,663	64,833
Cash paid for purchase of short-term investments	(30,419)	(222,036)	(28,187)	(349,350)
Cash received from disposal of property and equipment	1	4	15
Cash Received from disposal of long-term investments				64,987
Cash paid for term deposits	(170,410)	(1,243,877)	(938,458)	(4,345,910)
Cash received from maturity of term deposits	215,298	1,571,532	1,308,935	5,040,269
Net cash provided by/(used in) investing activities	63,051	460,228	351,294	351,628
Financing activities:
Repayment of long-term borrowings				(8,004)
Repurchase of treasury stock				(39,261)
Repayment for short-term bank borrowings				(5,500)
Net cash provided by/(used in) financing activities				(52,765)
Effect of foreign currency exchange rate changes on cash	(1,633)	(11,922)	20,092	138,795
Net increase/(decrease) in cash and restricted cash	36,725	268,066	(144,816)	(129,612)
Cash and restricted cash at the beginning of the year	52,395	382,449	527,265	656,877
Cash and restricted cash at the end of the year	89,120	650,515	382,449	527,265
Supplemental information
Interest paid				479
Income tax paid	2	11	93	368
Income tax refund	$ (106)	¥ (774)